Business Segments	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Business Segments

NOTE 23	Business Segments
Within the Company, financial performance is measured by major lines of business based on the products and services provided to customers through its distribution channels. These operating segments are components of the Company about which financial information is prepared and is evaluated regularly by management in deciding how to allocate resources and assess performance. The Company has five reportable operating segments:
Corporate and Commercial Banking
Corporate and Commercial Banking offers lending, equipment finance and small-ticket leasing, depository services, treasury management, capital markets services, international trade services and other financial services to middle market, large corporate, commercial real estate, financial institution, non-profit
and public sector clients.
Consumer and Business Banking
Consumer and Business Banking delivers products and services through banking offices, telephone servicing and sales, on-line
services, direct mail, ATM processing and mobile devices. It encompasses community banking, metropolitan banking and indirect lending, as well as mortgage banking.
Wealth Management and Investment Services
Wealth Management and Investment Services provides private banking, financial advisory services, investment management, retail brokerage services, insurance, trust, custody and fund servicing through four businesses: Wealth Management, Global Corporate Trust & Custody, U.S. Bancorp Asset Management and Fund Services.
Payment Services
Payment Services includes consumer and business credit cards, stored-value cards, debit cards, corporate, government and purchasing card services, consumer lines of credit and merchant processing.
Treasury and Corporate Support
Treasury and Corporate Support includes the Company’s investment portfolios, funding, capital management, interest rate risk management, income taxes not allocated to business segments, including most investments in tax-advantaged
projects, and the residual aggregate of those expenses associated with corporate activities that are managed on a consolidated basis.
Basis of Presentation
Business segment results are derived from the Company’s business unit profitability reporting systems by specifically attributing managed balance sheet assets, deposits and other liabilities and their related income or expense. The allowance for credit losses and related provision expense are allocated to the business segments according to the volume and credit quality of the loan balances managed, but with the impact of changes in economic forecasts recorded in Treasury and Corporate Support. Goodwill and other intangible assets are assigned to the business segments based on the mix of business of an entity acquired by the Company. Within the Company, capital levels are evaluated and managed centrally; however, capital is allocated to the business segments to support evaluation of business performance. Business segments are allocated capital on a risk-adjusted basis considering economic and regulatory capital requirements. Generally, the determination of the amount of capital allocated to each business segment includes credit allocations following a Basel III regulatory framework. Interest income and expense is determined based on the assets and liabilities managed by the business segment. Because funding and asset liability management is a central function, funds transfer-pricing methodologies are utilized to allocate a cost of funds used or credit for funds provided to all business segment assets and liabilities, respectively, using a matched funding concept. Also, each business unit is allocated the taxable-equivalent benefit of tax-exempt
products. The residual effect on net interest income of asset/liability management activities is included in Treasury and Corporate Support. Noninterest income and expenses directly managed by each business segment, including fees, service charges, salaries and benefits, and other direct revenues and costs are accounted for within each segment’s financial results in a manner similar to the consolidated financial statements. Occupancy costs are allocated based on utilization of facilities by the business segments. Generally, operating losses are charged to the business segment when the loss event is realized in a manner similar to a loan charge-off.
Noninterest expenses incurred by centrally managed operations or business segments that directly support another business segment’s operations are charged to the applicable business segment based on its utilization of those services, primarily measured by the volume of customer activities, number of employees or other relevant factors. These allocated expenses are reported as net shared services expense within noninterest expense. Certain activities that do not directly support the operations of the business segments or for which the business segments are not considered financially accountable in evaluating their performance are not charged to the business segments. The income or expenses associated with these corporate activities is reported within the Treasury and Corporate Support business segment. Income taxes are assessed to each business segment at a standard tax rate with the residual tax expense or benefit to arrive at the consolidated effective tax rate included in Treasury and Corporate Support.
Designations, assignments and allocations change from time to time as management systems are enhanced, methods of evaluating performance or product lines change or business segments are realigned to better respond to the Company’s diverse customer base. During 2020, certain organization and methodology changes were made and, accordingly, 2019 results were restated and presented on a comparable basis.
Business segment results for the years ended December 31 were as follows:

	Corporate and Commercial Banking				Consumer and Business Banking		Wealth Management and Investment Services
(Dollars in Millions)	2020		2019		2020	2019	2020		2019
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$3,259		$3,101		$6,263	$6,351	$996		$1,172
Noninterest income	1,078		861		3,360	2,385	1,877		1,803
Total net revenue	4,337		3,962		9,623	8,736	2,873		2,975
Noninterest expense	1,680		1,624		5,573	5,257	1,871		1,775
Other intangibles	–		4		16	20	12		13
Total noninterest expense	1,680		1,628		5,589	5,277	1,883		1,788
Income (loss) before provision and income taxes	2,657		2,334		4,034	3,459	990		1,187
Provision for credit losses	575		89		322	311	38		(3)
Income (loss) before income taxes	2,082		2,245		3,712	3,148	952		1,190
Income taxes and taxable-equivalent adjustment	521		562		929	789	238		299
Net income (loss)	1,561		1,683		2,783	2,359	714		891
Net (income) loss attributable to noncontrolling interests	–		–		–	–	–		–
Net income (loss) attributable to U.S. Bancorp	$1,561		$1,683		$2,783	$2,359	$714		$891

Average Balance Sheet
Loans	$108,320		$99,037		$152,634	$144,616	$11,327		$10,085
Other earning assets	4,163		3,751		7,186	3,989	287		282
Goodwill	1,647		1,647		3,500	3,496	1,617		1,617
Other intangible assets	6		8		2,106	2,619	39		49
Assets	120,829		108,983		170,531	158,932	14,448		13,336
Noninterest-bearing deposits	40,109		29,400		35,543	27,831	16,275		13,231
Interest-bearing deposits	83,684		72,822		147,336	129,235	66,172		62,142
Total deposits	123,793		102,222		182,879	157,066	82,447		75,373
Total U.S. Bancorp shareholders’ equity	16,385		15,508		15,058	15,151	2,482		2,441

	Payment Services				Treasury and Corporate Support		Consolidated Company
(Dollars in Millions)	2020		2019		2020	2019	2020		2019
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$2,530		$2,474		$(124)	$57	$12,924		$13,155
Noninterest income	3,124	(a)	3,711	(a)	962	1,071	10,401	(b)	9,831 (b)
Total net revenue	5,654		6,185		838	1,128	23,325		22,986
Noninterest expense	3,133		3,005		936	956	13,193		12,617
Other intangibles	148		131		–	–	176		168
Total noninterest expense	3,281		3,136		936	956	13,369		12,785
Income (loss) before provision and income taxes	2,373		3,049		(98)	172	9,956		10,201
Provision for credit losses	681		1,109		2,190	(2)	3,806		1,504
Income (loss) before income taxes	1,692		1,940		(2,288)	174	6,150		8,697
Income taxes and taxable-equivalent adjustment	423		486		(946)	(385)	1,165		1,751
Net income (loss)	1,269		1,454		(1,342)	559	4,985		6,946
Net (income) loss attributable to noncontrolling interests	–		–		(26)	(32)	(26)		(32)
Net income (loss) attributable to U.S. Bancorp	$1,269		$1,454		$(1,368)	$527	$4,959		$6,914

Average Balance Sheet
Loans	$31,539		$33,566		$3,449	$3,382	$307,269		$290,686
Other earning assets	5		6		162,492	131,823	174,133		139,851
Goodwill	3,060		2,818		–	–	9,824		9,578
Other intangible assets	580		536		–	–	2,731		3,212
Assets	36,496		39,424		188,903	154,978	531,207		475,653
Noninterest-bearing deposits	4,356		1,261		2,256	2,140	98,539		73,863
Interest-bearing deposits	122		114		2,762	8,636	300,076		272,949
Total deposits	4,478		1,375		5,018	10,776	398,615		346,812
Total U.S. Bancorp shareholders’ equity	6,095		6,069		12,226	13,454	52,246		52,623
(a)	Presented net of related rewards and rebate costs and certain partner payments of $2.1 billion and $2.2 billion for 2020 and 2019, respectively.
(b)	Includes revenue generated from certain contracts with customers of $6.9 billion and $7.3 billion for 2020 and 2019, respectively.